Wireless Licenses, Goodwill And Other Intangible Assets (Changes In The Carrying Amount Of Wireless Licenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Wireless Licenses, Goodwill And Other Intangible Assets [Line Items]
Beginning balance	$ 72,996
Capitalized interest on wireless licenses	(442)	(964)	(927)
Ending balance	73,250	72,996
Wireless Licenses [Member]
Wireless Licenses, Goodwill And Other Intangible Assets [Line Items]
Beginning balance	72,996	72,067
Acquisitions (Note 2)	58	178
Capitalized interest on wireless licenses	196	748
Reclassifications, adjustments and other		3
Ending balance	$ 73,250	$ 72,996